Employee Share Schemes - Summary of Valuation Model Used to Valuing Saving - Related Option to Arrive at the Share Based Payment Charge (Detail) - Share Options and Savings-Related Options [member] - £ / shares
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of share options and savings related options [Line Items]
Risk-free interest rate	0.54%	0.32%	0.88%
Dividend yield	5.90%	4.90%	6.50%
Volatility	23.00%	23.00%	21.00%
Expected life	3 years	3 years	3 years
Savings-related options grant price (including 20% discount)	£ 10.86	£ 12.95	£ 10.14